UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 October 26, 2007

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	85

Form 13F Information Table Value Total:	$343,371,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 com              88579Y101     7090    75766 SH       SOLE                    75766
AFLAC Inc.                     com              001055102      217     3800 SH       SOLE                     3800
Abbott Laboratories            com              002824100      399     7450 SH       SOLE                     7450
Accenture Ltd Cl A             com              G1150G111     5956   147983 SH       SOLE                   147983
Adobe Systems Inc              com              00724F101     6124   140263 SH       SOLE                   140263
Allergan Inc.                  com              018490102     6459   100192 SH       SOLE                   100192
Altria Group Inc               com              02209S103      546     7850 SH       SOLE                     7850
Amer Intl Group                com              026874107     6698    99006 SH       SOLE                    99006
American Capital Strategies Lt com              024937104      296     6938 SH       SOLE                     6938
American Express               com              025816109     6335   106703 SH       SOLE                   106703
Amgen Inc.                     com              031162100     5775   102091 SH       SOLE                   102091
Anheuser-Busch                 com              035229103      500    10000 SH       SOLE                    10000
Autodesk Inc                   com              052769106     6241   124895 SH       SOLE                   124895
Bank of America Corp           com              060505104     6698   133235 SH       SOLE                   133235
Bank of New York Mellon Corp   com              064058100      816    18479 SH       SOLE                    18479
Berkshire Hathaway Class B     com              084670207     5699     1442 SH       SOLE                     1442
Boeing                         com              097023105     1150    10950 SH       SOLE                    10950
Burlington Northern Sante Fe C com              12189T104      204     2513 SH       SOLE                     2513
Campbell Soup Co.              com              134429109     6138   165905 SH       SOLE                   165905
Caterpillar                    com              149123101     6029    76871 SH       SOLE                    76871
Cerner Corp                    com              156782104     6868   114831 SH       SOLE                   114831
ChevronTexaco Corp             com              166764100     7973    85198 SH       SOLE                    85198
Chubb Corp                     com              171232101      268     5000 SH       SOLE                     5000
Cisco Systems Inc              com              17275R102     7012   211650 SH       SOLE                   211650
Citigroup Inc                  com              172967101      243     5209 SH       SOLE                     5209
Coca Cola Co.                  com              191216100      667    11613 SH       SOLE                    11613
Comcast Corp Class A           com              20030N101     5797   239753 SH       SOLE                   239753
Comcast Corp Special Class A   com              20030N200      257    10725 SH       SOLE                    10725
ConocoPhillips                 com              20825C104     6064    69084 SH       SOLE                    69084
Cooper Industries Ltd          com              G24182100     6196   121275 SH       SOLE                   121275
Danaher Corp                   com              235851102      207     2500 SH       SOLE                     2500
EMC Corporation                com              268648102      272    13064 SH       SOLE                    13064
Emerson Electric               com              291011104      447     8400 SH       SOLE                     8400
Equitable Resources            com              294549100     7103   136936 SH       SOLE                   136936
Exxon Mobil Corp               com              30231G102      665     7180 SH       SOLE                     7180
General Electric               com              369604103    11616   280585 SH       SOLE                   280585
Goldman Sachs                  com              38141G104     6889    31785 SH       SOLE                    31785
Google Inc                     com              38259P508     6120    10789 SH       SOLE                    10789
Gorman-Rupp                    com              383082104      262     7908 SH       SOLE                     7908
ITT Industries Inc             com              450911102     6638    97715 SH       SOLE                    97715
Intel Corp                     com              458140100     6974   269701 SH       SOLE                   269701
International Game Technology  com              459902102     5929   137564 SH       SOLE                   137564
Kimberly Clark Corp.           com              494368103      417     5936 SH       SOLE                     5936
Las Vegas Sands Corp           com              517834107     7515    56326 SH       SOLE                    56326
Loews Corp.                    com              540424108      406     8400 SH       SOLE                     8400
Medtronic Inc                  com              585055106     3351    59405 SH       SOLE                    59405
Merck & Co.                    com              589331107      584    11300 SH       SOLE                    11300
Microsoft                      com              594918104     7066   239848 SH       SOLE                   239848
Moodys Corp                    com              615369105     4366    86631 SH       SOLE                    86631
Morgan Stanley                 com              617446448     5635    89437 SH       SOLE                    89437
NAVTEQ Corp                    com              63936l100     7438    95392 SH       SOLE                    95392
National Oilwell Varco Inc     com              637071101     7889    54597 SH       SOLE                    54597
Newfield Exploration Company   com              651290108     6029   125182 SH       SOLE                   125182
Nike Inc Class B               com              654106103     4680    79789 SH       SOLE                    79789
Paccar Inc                     com              693718108     1166    13681 SH       SOLE                    13681
Peabody Energy                 com              704549104     6326   132152 SH       SOLE                   132152
PepsiCo Inc.                   com              713448108     6921    94478 SH       SOLE                    94478
Pfizer Inc.                    com              717081103      294    12021 SH       SOLE                    12021
Powershares Wilderhill Clean E com              73935X500      237    10345 SH       SOLE                    10345
Procter & Gamble               com              742718109     7214   102558 SH       SOLE                   102558
Qualcomm Inc                   com              747525103     5841   138223 SH       SOLE                   138223
Rockwell Automation            com              773903109     6309    90766 SH       SOLE                    90766
S&P 500 Depository Receipt     com              78462F103     1896    12427 SH       SOLE                    12427
S&P Mid-Cap 400 Depository Rec com              595635103      408     2538 SH       SOLE                     2538
S&P Small-Cap 600 iShares Trus com              464287804      260     3725 SH       SOLE                     3725
Safeco Corp.                   com              786429100      487     7950 SH       SOLE                     7950
Schlumberger Ltd.              com              806857108      462     4400 SH       SOLE                     4400
Starbucks Corporation          com              855244109     5775   220432 SH       SOLE                   220432
Texas Instruments              com              882508104     5710   156057 SH       SOLE                   156057
Varian Medical Sys             com              92220P105     6084   145248 SH       SOLE                   145248
Vodafone Group PLC             com              3742325         86    23887 SH       SOLE                    23887
Walgreen Co.                   com              931422109     6547   138587 SH       SOLE                   138587
iShares Russell 2000 Index Fun com              464287655      706     8820 SH       SOLE                     8820
America Movil - ADR Series L   ADR              02364w105     7537   117758 SH       SOLE                   117758
Glaxosmithkline PLC - ADR      ADR              37733W105      242     4552 SH       SOLE                     4552
Luxottica Group SPA - ADR      ADR              55068r202     5923   174827 SH       SOLE                   174827
Nestle SA ADR                  ADR              641069406     6849    61192 SH       SOLE                    61192
Novartis AG - ADR              ADR              66987V109     5519   100421 SH       SOLE                   100421
Reuters Group PLC - Spons ADR  ADR              76132M102      208     2620 SH       SOLE                     2620
Roche Holdings AG Ltd - Spons  ADR              771195104     5001    55352 SH       SOLE                    55352
Telefonica SA - Spons ADR      ADR              879382208      605     7220 SH       SOLE                     7220
Teva Pharmaceutical            ADR              881624209     6707   150824 SH       SOLE                   150824
UBS AG                         ADR              H89231338     4903    92075 SH       SOLE                    92075
iShares MSCI Japan Index Fund  ADR              464286848     6307   439816 SH       SOLE                   439816
iShares TR MSCI EAFE Index Fun ADR              464287465     1626    19685 SH       SOLE                    19685